Document And Entity Information	Apr. 18, 2022
Document Information [Line Items]
Entity, Registrant Name	The Marygold Companies, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 18, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-29913
Entity, Tax Identification Number	90-1133909
Entity, Address, Address Line One	120 Calle Iglesia
Entity, Address, Address Line Two	Unit B
Entity, Address, City or Town	San Clemente
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92672
City Area Code	949
Local Phone Number	429-5370
Entity, Information, Former Legal or Registered Name	Concierge Technologies, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MGLD
Security Exchange Name	NYSEAMER
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001005101